Pensions	12 Months Ended
Dec. 31, 2018
Pensions [Abstract]
Pensions
Note 13 - Pensions

The Company is required to have an occupational pension scheme in accordance with the Norwegian law on required occupational pension (“lov om obligatorisk tjenestepensjon”) for the employees in DHT Management AS.  The company's pension scheme satisfies the requirements of this law and comprises a closed defined benefit scheme.  At the end of the year, there were 15 participants in the benefit plan.

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Defined benefit pension

The Company established a defined benefit plan for qualifying employees in 2010.  Under the plan, the employees, from the age 67, are entitled to 70% of the base salary at retirement date.  Parts of the pension are covered by payments from the National Insurance Scheme in Norway.  The defined benefit plan is insured through an insurance company.

Calculation of this year's pension costs:

	2018	2017	2016
(Dollars in thousands)
Current service cost	403	329	344
Financial costs	10	6	6
Pension costs for the year	413	335	350

The amounts recognised in the statement of financial position at the reporting date are as follows:

	2018	2017	2016
Present value of the defined benefit obligation	1,971	1,481	1,128
Fair value of plan assets	1,614	1,266	963
Net pension obligation	357	215	165
Remeasurement loss	182	211	60
Net balance sheet recorded pension liability December 31	539	425	225

	2018	2017	2016
Change in gross pension obligation:
Gross obligation January 1	1,708	1,111	945
Current service cost	398	325	360
Interest charge on pension liabilities	42	31	27
Past service cost - curtailment/plan amendment	-	-	(19)
Settlement (gain)	-	-	(128)
Social security expenses	(57)	(44)	(48)
Remeasurements loss/(gain)	119	227	(18)
Exchange rate differences	(119)	58	(8)
Gross pension obligation December 31	2,090	1,708	1,111

	2018	2017	2016
Change in gross pension assets:
Fair value plan asset January 1	1,282	886	744
Interest income	27	20	17
Settlement	-	-	(128)
Employer contribution	404	313	338
Remeasurements (loss)/gain	(63)	16	(79)
Exchange rate differences	(99)	47	(7)
Fair value plan assets December 31	1,551	1,282	886

The Company expects to contribute $345 thousand to its defined benefit pension plan in 2019.

Assumptions	2018	2017	2016
Discount rate	2.60%	2.40%	2.60%
Yield on pension assets	2.60%	2.40%	2.60%
Wage growth	2.75%	2.50%	2.50%
G regulation*	2.50%	2.25%	2.25%
Pension adjustment	0.80%	0.50%	0.00%
Average remaining service period	18	18	19

*Increase of social security base amount ("G") as per Norwegian regulations.

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